Securitizations and Variable Interest Entities - Fair value of retained interests (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 160	¥ 168
Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	152	161
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	8	7
Investment grade [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	154	163
Investment grade [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	152	161
Investment grade [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Investment grade [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	2	2
Other [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	6	5
Other [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Other [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Other [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	6	5
Level 1 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	152	161
Level 2 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	152	161
Level 2 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	8	7
Level 3 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 8	¥ 7